Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Schedule of Effect of Financial Statement Adjustments Related to Restatement

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported IPO Balance Sheet as of January 22, 2021:

As of January 22, 2021	As Previously Restated	Adjustment	As Restated
Total assets	$59,154,441	$-	$59,154,441
Total liabilities	$7,152,727	$-	$7,152,727
Class A common stock subject to possible redemption	47,001,714	11,073,286	58,075,000
Preferred stock	-	-	-
Class A common stock	115	(110)	5
Class B common stock	144	-	144
Additional paid-in capital	5,235,803	(5,235,803)	-
Accumulated deficit	(236,061)	(5,837,374)	(6,073,435)
Total stockholders’ equity (deficit)	$5,000,001	$(11,073,287)	$(6,073,286)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$59,154,442	$(1)	$59,154,441
Shares of Class A common stock subject to possible redemption	4,653,635	1,096,365	5,750,000
Shares of Class A non-redeemable common stock	1,146,365	(1,096,365)	50,000

The impact of the restatement on the financial statements for the unaudited Affected Quarterly Periods is presented below. There is no impact to the reported amounts for total assets, total liabilities, cash flows and net income (loss).

FOXWAYNE ENTERPRISES ACQUISITION CORP.
NOTES TO THE UNAUDITED CONDENSED FINANCIAL STATEMENTS

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of March 31, 2021:

As of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Total assets	$58,842,230	$-	$58,842,230
Total liabilities	$6,768,081	$-	$6,768,081
Class A common stock subject to possible redemption	47,074,141	11,000,859	58,075,000
Preferred stock	-	-	-
Class A common stock	114	(109)	5
Class B common stock	144	-	144
Additional paid-in capital	5,163,376	(5,163,376)	-
Accumulated deficit	(163,626)	(5,837,374)	(6,001,000)
Total stockholders’ equity (deficit)	$5,000,008	$(11,000,859)	$(6,000,851)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$58,842,230	$-	$58,842,230
Shares of Class A common stock subject to possible redemption	4,660,806	1,089,194	5,750,000
Shares of Class A non-redeemable common stock	1,139,194	(1,089,194)	50,000

The Company’s unaudited condensed statement of stockholders’ equity has been restated to reflect the changes to the impacted stockholders’ equity accounts described above.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed statement of cash flows for the three months ended March 31, 2021:

Three Months Ended March 31, 2021 (unaudited)
Supplemental Disclosure of Noncash Financing Activities:	As Reported	Adjustment	As Restated
Initial value of Class A common stock subject to possible redemption	$47,001,714	$(47,001,714)	$-
Change in value of Class A common stock subject to possible redemption	$72,427	$(72,427)	$-

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of June 30, 2021:

As of June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Total assets	$58,502,045	$-	$58,502,045
Total liabilities	$8,003,043	$-	$8,003,043
Class A common stock subject to possible redemption	45,498,995	12,576,005	58,075,000
Preferred stock	-	-	-
Class A common stock	130	(125)	5
Class B common stock	144	-	144
Additional paid-in capital	6,738,506	(6,738,506)	-
Accumulated deficit	(1,738,773)	(5,837,374)	(7,576,147)
Total stockholders’ equity (deficit)	$5,000,007	$(12,576,005)	$(7,575,998)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$58,502,045	$-	$58,502,045
Shares of Class A common stock subject to possible redemption	4,504,851	1,245,149	5,750,000
Shares of Class A non-redeemable common stock	1,295,149	(1,245,149)	50,000

The Company’s unaudited condensed statement of stockholders’ equity has been restated to reflect the changes to the impacted stockholders’ equity accounts described above.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed statement of cash flows for the six months ended June 30, 2021:

Six Months Ended June 30, 2021 (unaudited)
Supplemental Disclosure of Noncash Financing Activities:	As Reported	Adjustment	As Restated
Initial value of Class A common stock subject to possible redemption	$47,001,703	$(47,001,703)	$-
Change in value of Class A common stock subject to possible redemption	$(1,502,708)	$1,502,708	$-

In connection with the change in presentation for the Class A common stock subject to possible redemption, the Company has revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares participate pro rata in the income and losses of the Company. The impact to the reported amounts of weighted average shares outstanding and basic and diluted loss per common stock is presented below for the unaudited Affected Quarterly Periods:

	Loss Per Common Stock
	As Reported	Adjustment	As Restated
For the three months ended March 31, 2021 (unaudited)
Net loss	$(157,269)	$-	$(157,269)
Weighted average shares outstanding - Class A common stock	5,800,000	(1,353,333)	4,446,667
Basic and diluted earnings per common stock - Class A common stock	$-	$(0.03)	$(0.03)
Weighted average shares outstanding - Class B common stock	1,432,083	(38,333)	1,393,750
Basic and diluted loss per common stock - Class B common stock	$(0.11)	$0.08	$(0.03)
For three months ended June 30, 2021 (unaudited)
Net loss	$(1,575,147)	$-	$(1,575,147)
Weighted average shares outstanding - Class A common stock	5,800,000	-	5,800,000
Basic and diluted earnings per common stock - Class A common stock	$-	$(0.22)	$(0.22)
Weighted average shares outstanding - Class B common stock	1,437,500	-	1,437,500
Basic and diluted loss per common stock - Class B common stock	$(1.10)	$0.88	$(0.22)
For the six months ended June 30, 2021 (unaudited)
Net loss	$(1,732,416)	$-	$(1,732,416)
Weighted average shares outstanding - Class A common stock	5,800,000	(672,928)	5,127,072
Basic and diluted earnings per common stock - Class A common stock	$-	$(0.26)	$(0.26)
Weighted average shares outstanding - Class B common stock	1,415,746	-	1,415,746
Basic and diluted loss per common stock - Class B common stock	$(1.22)	$0.96	$(0.26)

Schedule of Basic and Diluted Earnings Per Common Share

The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock:
Numerator:
Allocation of net income (loss)	$851,680	$211,085	$(529,032)	$(140,619)

Denominator:
Basic and diluted weighted average common stock outstanding	5,800,000	1,437,500	5,353,846	1,423,077

Basic and diluted net income (loss) per common stock	$0.15	$0.15	$(0.10)	$(0.10)